PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets
	Aerospace & Defense – 4.4%
2,522,290	Boeing Co. (The)	$539,921,397

	Air Freight & Logistics – 2.3%
2,953,345	Expeditors International of Washington, Inc.	280,892,643

	Beverages – 3.5%
4,666,588	Monster Beverage Corp.(a)	431,566,058

	Biotechnology – 2.5%
637,743	Regeneron Pharmaceuticals, Inc.(a)	308,100,021

	Capital Markets – 2.9%
542,053	FactSet Research Systems, Inc.	180,232,623
3,080,767	SEI Investments Co.	177,051,679

		357,284,302

	Communications Equipment – 1.6%
4,498,745	Cisco Systems, Inc.	201,318,839

	Energy Equipment & Services – 1.2%
6,618,493	Schlumberger NV	144,481,702

	Entertainment – 3.6%
2,497,853	Walt Disney Co. (The)(a)	452,561,007

	Health Care Equipment & Supplies – 1.3%
198,008	Intuitive Surgical, Inc.(a)	161,990,345

	Health Care Technology – 1.7%
2,660,173	Cerner Corp.	208,770,377

	Hotels, Restaurants & Leisure – 4.8%
3,018,291	Starbucks Corp.	322,896,771
2,049,632	Yum China Holdings, Inc.	117,013,491
1,441,283	Yum! Brands, Inc.	156,465,683

		596,375,945

	Household Products – 1.5%
2,132,294	Colgate-Palmolive Co.	182,332,460

	Interactive Media & Services – 10.9%
187,619	Alphabet, Inc., Class A(a)	328,828,564
187,361	Alphabet, Inc., Class C(a)	328,233,989
2,558,054	Facebook, Inc., Class A(a)	698,758,030

		1,355,820,583

	Internet & Direct Marketing Retail – 11.7%
2,456,320	Alibaba Group Holding Ltd., Sponsored ADR(a)	571,659,354
269,186	Amazon.com, Inc.(a)	876,719,959

		1,448,379,313

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 6.4%
506,623	Automatic Data Processing, Inc.	$89,266,972
3,233,516	Visa, Inc., Class A	707,266,955

		796,533,927

	Life Sciences Tools & Services – 2.2%
744,166	Illumina, Inc.(a)	275,341,420

	Machinery – 3.8%
1,741,526	Deere & Co.	468,557,570

	Pharmaceuticals – 6.8%
4,428,963	Novartis AG, Sponsored ADR	418,226,976
1,496,583	Novo Nordisk A/S, Sponsored ADR	104,536,323
7,423,332	Roche Holding AG, Sponsored ADR	325,438,875

		848,202,174

	Semiconductors & Semiconductor Equipment – 7.4%
1,097,060	NVIDIA Corp.	572,884,732
2,218,812	QUALCOMM, Inc.	338,013,820

		910,898,552

	Software – 18.2%
2,089,766	Autodesk, Inc.(a)	638,089,150
2,262,373	Microsoft Corp.	503,197,003
7,112,509	Oracle Corp.	460,108,207
2,101,401	salesforce.com, Inc.(a)	467,624,765
750,740	Workday, Inc., Class A(a)	179,884,811

		2,248,903,936

	Total Common Stocks (Identified Cost $6,717,428,691)	12,218,232,571

Principal Amount
Short-Term Investments – 1.2%
$153,464,786	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $153,464,786 on 1/04/2021 collateralized by $156,534,100 U.S. Treasury Note, 0.125% due 12/31/2022 valued at $156,534,101 including accrued interest(b) (Identified Cost $153,464,786)	153,464,786

	Total Investments – 99.9% (Identified Cost $6,870,893,477)	12,371,697,357
	Other assets less liabilities – 0.1%	14,836,579

	Net Assets – 100.0%	$12,386,533,936

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,218,232,571	$—	$—	$12,218,232,571
Short-Term Investments	—	153,464,786	—	153,464,786

Total	$12,218,232,571	$153,464,786	$—	$12,371,697,357

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at December 31, 2020 (Unaudited)

Software	18.2%
Internet & Direct Marketing Retail	11.7
Interactive Media & Services	10.9
Semiconductors & Semiconductor Equipment	7.4
Pharmaceuticals	6.8
IT Services	6.4
Hotels, Restaurants & Leisure	4.8
Aerospace & Defense	4.4
Machinery	3.8
Entertainment	3.6
Beverages	3.5
Capital Markets	2.9
Biotechnology	2.5
Air Freight & Logistics	2.3
Life Sciences Tools & Services	2.2
Other Investments, less than 2% each	7.3
Short-Term Investments	1.2

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%